Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Financial assets			¥ 10,208
Financial liabilities			1,832
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities			1,045
Other Payables And Accruals
Disclosure Of Financial Instruments [Line Items]
Financial liabilities			787
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets			1,161
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets			133
Financial Assets Available-for-sale, Category
Disclosure Of Financial Instruments [Line Items]
Financial assets			3,740
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets			5,174
IFRS9
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 22,506
Other investments	256	¥ 10
Financial assets at fair value through other comprehensive income	3,331
Financial liabilities	3,732
IFRS9 | Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,830
IFRS9 | Other Payables And Accruals
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,902
IFRS9 | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,483
IFRS9 | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	80
IFRS9 | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,356
Loans and Receivables Category
Disclosure Of Financial Instruments [Line Items]
Financial assets			6,468
Loans and Receivables Category | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets			1,161
Loans and Receivables Category | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets			133
Loans and Receivables Category | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets			5,174
Loans and Receivables Category | IFRS9
Disclosure Of Financial Instruments [Line Items]
Financial assets	18,919
Loans and Receivables Category | IFRS9 | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,483
Loans and Receivables Category | IFRS9 | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	80
Loans and Receivables Category | IFRS9 | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,356
Other Investments | IFRS9
Disclosure Of Financial Instruments [Line Items]
Financial assets	256
Other investments	256
Financial Assets at Fair Value Through Other Comprehensive Income | IFRS9
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,331
Financial assets at fair value through other comprehensive income	¥ 3,331
Available for Sale Financial Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets			3,740
Available for Sale Financial Assets | Financial Assets Available-for-sale, Category
Disclosure Of Financial Instruments [Line Items]
Financial assets			¥ 3,740